Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 8.7%
$1,500,000	Acadia Healthcare Co., Inc. 2.500% (3-Month USD Libor+250 basis points), 2/16/2023[1,2,3,4,5]	$1,490,625
412,925	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[2,4,5]	409,828
1,496,222	American Builders & Contractors Supply Co., Inc. 2.147% (1-Month USD Libor+200 basis points), 1/15/2027[2,4,5]	1,459,549
789,725	AmWINS Group, Inc. 3.750% (3-Month USD Libor+275 basis points), 1/25/2024[2,4,5]	784,383
888,734	Ancestry.com Operations, Inc. 4.400% (3-Month USD Libor+425 basis points), 8/27/2026[2,4,5]	888,889
844,718	AppLovin Corp. 3.647% (3-Month USD Libor+350 basis points), 8/15/2025[2,5]	835,004
1,396,500	Aristocrat International Pty Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/19/2024[2,4,5,6]	1,393,232
759,343	Ascend Learning LLC 4.000% (3-Month USD Libor+300 basis points), 7/12/2024[2,4,5]	751,275
1,500,000	Asplundh Tree Expert LLC 2.500% (1-Month USD Libor+250 basis points), 9/4/2027[1,2,3,4,5]	1,500,315
	Asurion LLC
1,495,203	3.156% (1-Month USD Libor+300 basis points), 8/4/2022[2,4,5]	1,480,872
349,075	3.147% (1-Month USD Libor+300 basis points), 11/3/2023[4,5]	344,530
913,008	Avaya, Inc. 4.401% (3-Month USD Libor+425 basis points), 12/15/2024[2,4,5]	909,730
1,078,343	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[2,4,5]	854,587
750,000	Berry Global, Inc. 2.156% (1-Month USD Libor+200 basis points), 10/1/2022[4,5]	744,551
1,232,189	CenturyLink, Inc. 2.397% (1-Month USD Libor+225 basis points), 3/15/2027[2,4,5]	1,186,536
493,435	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[2,4,5]	483,838
461,414	Charter Communications Operating LLC 1.650% (3-Month USD Libor+150 basis points), 3/31/2023[2,5]	457,953
1,551,464	Citadel Securities LP 2.897% (1-Month USD Libor+275 basis points), 2/27/2026[2,4,5]	1,544,684
750,000	CSC Holdings LLC 2.652% (1-Month USD Libor+250 basis points), 4/15/2027[2,4,5]	729,221
997,494	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[2,4,5]	978,167
1,500,000	EFS Cogen Holdings I LLC 4.500% (1-Month USD Libor+350 basis points), 9/24/2027[1,2,3,4,5]	1,497,375
272,250	Ensemble RCM LLC 4.011% (3-Month USD Libor+375 basis points), 8/1/2026[2,5]	269,753

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$797,943	Exact Holding North America, Inc. 5.250% (3-Month USD Libor+425 basis points), 9/29/2024[4,5]	$794,205
1,500,000	FinCo I LLC 2.648% (1-Month USD Libor+250 basis points), 6/27/2025[4,5]	1,494,690
1,758,471	First Eagle Holdings, Inc. 2.720% (1-Month USD Libor+250 basis points), 2/2/2027[2,4,5]	1,721,261
1,496,250	Go Daddy Operating Co. LLC 2.647% (1-Month USD Libor+250 basis points), 8/10/2027[2,4,5]	1,477,547
1,400,000	Harbor Freight Tools USA, Inc. 3.250% (3-Month USD Libor+250 basis points), 8/16/2023[2,4,5]	1,382,388
427,850	Hercules Merger Sub LLC 2.897% (1-Month USD Libor+275 basis points), 11/1/2026[2,4,5]	420,720
1,500,000	Hilton Worldwide Finance LLC 1.898% (3-Month USD Libor+175 basis points), 6/21/2026[2,4,5]	1,450,973
1,072,299	Hudson River Trading LLC 3.145% (1-Month USD Libor+300 basis points), 2/18/2027[2,4,5]	1,050,853
1,326,015	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[2,4,5]	1,262,552
997,561	Ivanti Software, Inc. 5.250% (3-Month USD Libor+425 basis points), 1/20/2024[2,4,5]	993,611
985,019	Jane Street Group LLC 3.147% (1-Month USD Libor+300 basis points), 1/7/2025[2,4,5]	979,788
593,919	Janus International Group LLC 4.750% (1-Month USD Libor+375 basis points), 2/15/2025[2,4,5]	580,556
1,400,000	LogMeIn, Inc. 4.906% (1-Month USD Libor+475 basis points), 8/31/2027[2,4,5]	1,355,816
1,425,519	McAfee LLC 3.896% (3-Month USD Libor+375 basis points), 9/29/2024[2,4,5]	1,417,800
1,500,000	Michaels Stores, Inc. 3.500% (3-Month USD Libor+250 basis points), 1/28/2023[1,2,3,4,5]	1,498,875
1,375,000	Milano Acquisition Corp. 4.750% (1-Month USD Libor+400 basis points), 8/17/2027[1,2,3,4,5]	1,363,828
	National Mentor Holdings, Inc.
613,421	4.400% (3-Month USD Libor+425 basis points), 3/8/2026[2,4,5]	606,008
28,001	4.400% (3-Month USD Libor+425 basis points), 3/8/2026[2,4,5]	27,662
124,713	NeuStar, Inc. 4.647% (3-Month USD Libor+450 basis points), 8/8/2024[2,4,5]	118,882
834,990	NFP Corp. 3.397% (1-Month USD Libor+325 basis points), 2/13/2027[2,5]	804,028
863,475	Option Care Health, Inc. 4.647% (1-Month USD Libor+450 basis points), 8/6/2026[2,4,5]	857,720
1,000,000	Pike Corp. 3.150% (1-Month USD Libor+300 basis points), 7/24/2026[2,4,5]	994,790

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,150,000	PODS LLC 3.750% (3-Month USD Libor+275 basis points), 11/21/2024[2,4,5]	$1,128,921
1,481,156	Refinitiv U.S. Holdings, Inc. 3.397% (1-Month USD Libor+325 basis points), 10/1/2025[2,5]	1,468,062
350,000	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[2,4,5]	345,335
1,215,128	Select Medical Corp. 2.780% (3-Month USD Libor+250 basis points), 3/6/2025[2,4,5]	1,187,028
1,500,000	Sophia LP 4.500% (1-Month USD Libor+375 basis points), 10/6/2027[1,2,3,4,5]	1,492,500
997,500	T-Mobile USA, Inc. 3.147% (1-Month USD Libor+300 basis points), 4/1/2027[2,4,5]	997,944
1,500,000	Tosca Services LLC 5.250% (1-Month USD Libor+425 basis points), 7/28/2027[1,2,3,4,5]	1,502,348
	Travelport Finance Luxembourg Sarl
84,829	7.000% (1-Month USD Libor+700 basis points), 2/28/2025[2,5,6]	81,781
496,250	6.072% (3-Month USD Libor+500 basis points), 5/30/2026[2,4,5,6]	375,909
893,250	WaterBridge Midstream Operating LLC 6.750% (3-Month USD Libor+575 basis points), 6/21/2026[2,4,5]	749,057
1,477,500	WEX, Inc. 2.397% (3-Month USD Libor+225 basis points), 5/17/2026[2,4,5]	1,432,119
432,152	Whatabrands LLC 2.906% (1-Month USD Libor+275 basis points), 8/3/2026[2,4,5]	424,049
750,000	Ziggo Financing Partnership 2.652% (1-Month USD Libor+250 basis points), 4/30/2028[2,4,5]	723,750
	Total Bank Loans
	(Cost $56,017,118)	55,558,253
	BONDS — 84.8%
	ASSET-BACKED SECURITIES — 46.1%
	Ally Auto Receivables Trust
78,512	Series 2017-4, Class A3, 1.750%, 12/15/2021[4]	78,579
4,432,542	Series 2019-4, Class A2, 1.930%, 10/17/2022[4]	4,452,018
346,567	Series 2019-3, Class A2, 2.060%, 10/17/2022[4]	348,030
5,909,000	Series 2019-1, Class A3, 2.910%, 9/15/2023[4]	6,025,401
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 3.272% (3-Month USD Libor+300 basis points), 7/20/2031[4,5,7]	950,144
1,000,000	Series 2016-2A, Class ER, 6.272% (3-Month USD Libor+600 basis points), 7/20/2031[4,5,7]	905,116
	Apidos CLO
1,000,000	Series 2015-21A, Class DR, 5.472% (3-Month USD Libor+520 basis points), 7/18/2027[4,5,7]	848,572

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2017-26A, Class C, 3.972% (3-Month USD Libor+370 basis points), 7/18/2029[4,5,7]	$731,745
750,000	Series 2013-12A, Class ER, 5.675% (3-Month USD Libor+540 basis points), 4/15/2031[4,5,7]	642,767
1,000,000	Series 2015-22A, Class ER, 8.922% (3-Month USD Libor+865 basis points), 4/20/2031[4,5,7]	803,718
500,000	Series 2015-20A, Class DR, 5.971% (3-Month USD Libor+570 basis points), 7/16/2031[4,5,7]	432,044
250,000	Apidos CLO XXXII Series 2019-32A, Class E, 7.022% (3-Month USD Libor+675 basis points), 1/20/2033[4,5,7]	240,154
1,000,000	Ares CLO Ltd. Series 2015-2A, Class ER, 7.123% (3-Month USD Libor+685 basis points), 4/17/2033[4,5,7]	931,106
3,000,000	ARES XLVII CLO Ltd. Series 2018-47A, Class D, 2.975% (3-Month USD Libor+270 basis points), 4/15/2030[4,5,7]	2,789,948
1,000,000	Ballyrock CLO Ltd. Series 2019-1A, Class D, 7.075% (3-Month USD Libor+680 basis points), 7/15/2032[4,5,7]	950,105
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.058% (3-Month USD Libor+380 basis points), 10/22/2032[4,5,7]	750,627
1,000,000	Series 2019-2A, Class E, 7.208% (3-Month USD Libor+695 basis points), 10/22/2032[4,5,7]	950,907
	Barings CLO Ltd.
1,500,000	Series 2013-IA, Class DR, 2.822% (3-Month USD Libor+255 basis points), 1/20/2028[4,5,7]	1,430,358
1,000,000	Series 2018-2A, Class C, 2.975% (3-Month USD Libor+270 basis points), 4/15/2030[4,5,7]	957,318
1,000,000	Series 2019-1A, Class E, 6.955% (3-Month USD Libor+668 basis points), 4/15/2031[4,5,7]	919,401
2,250,000	Series 2019-3A, Class E, 7.052% (3-Month USD Libor+678 basis points), 4/20/2031[4,5,7]	2,108,240
500,000	Battalion CLO Ltd. Series 2020-15A, Class A1, 1.623% (3-Month USD Libor+135 basis points), 1/17/2033[4,5,7]	498,160
85,369	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.398%, 7/25/2034[4,8]	78,526
	Benefit Street Partners CLO Ltd.
1,175,000	Series 2014-IVA, Class A1RR, 1.522% (3-Month USD Libor+125 basis points), 1/20/2029[4,5,7]	1,169,478

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,610,000	Series 2014-IVA, Class CRR, 4.072% (3-Month USD Libor+380 basis points), 1/20/2029[4,5,7]	$1,561,238
500,000	Series 2018-5BA, Class C, 3.202% (3-Month USD Libor+293 basis points), 4/20/2031[4,5,7]	434,975
500,000	Series 2018-14A, Class E, 5.622% (3-Month USD Libor+535 basis points), 4/20/2031[4,5,7]	416,755
500,000	Series 2018-5BA, Class D, 6.222% (3-Month USD Libor+595 basis points), 4/20/2031[4,5,7]	412,671
	BlueMountain CLO Ltd.
875,000	Series 2019-25A, Class E, 6.975% (3-Month USD Libor+670 basis points), 7/15/2032[4,5,7]	812,634
3,500,000	Series 2016-2A, Class A1R, 1.563% (3-Month USD Libor+131 basis points), 8/20/2032[4,5,7]	3,483,788
	BMW Vehicle Owner Trust
833,538	Series 2018-A, Class A3, 2.350%, 4/25/2022[4]	837,580
744,466	Series 2019-A, Class A2, 2.050%, 5/25/2022[4]	747,845
1,650,000	Series 2020-A, Class A2, 0.390%, 2/27/2023[4]	1,651,112
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.422% (3-Month USD Libor+115 basis points), 10/20/2029[4,5,7]	617,981
	Canadian Pacer Auto Receivables Trust
903,036	Series 2019-1A, Class A2, 2.780%, 3/21/2022[4,7]	906,887
1,113,067	Series 2020-1A, Class A2A, 1.770%, 11/21/2022[4,7]	1,120,872
	Capital One Prime Auto Receivables Trust
1,422,149	Series 2019-1, Class A2, 2.580%, 4/15/2022[4]	1,428,784
1,706,230	Series 2019-2, Class A2, 2.060%, 9/15/2022[4]	1,715,549
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class CR, 2.495% (3-Month USD Libor+225 basis points), 4/27/2027[4,5,7]	478,803
	CarMax Auto Owner Trust
3,608,472	Series 2016-3, Class A4, 1.600%, 1/18/2022[4]	3,610,240
135,973	Series 2018-4, Class A2A, 3.110%, 2/15/2022[4]	136,130
496,773	Series 2017-3, Class A3, 1.970%, 4/15/2022[4]	498,643
4,610,000	Series 2020-2, Class A2A, 1.750%, 1/17/2023[4]	4,646,262
6,699,580	Series 2020-1, Class A2, 1.870%, 4/17/2023[4]	6,757,076
834,438	Carvana Auto Receivables Trust Series 2019-4A, Class A2, 2.200%, 7/15/2022[4,7]	837,894
500,000	Cedar Funding Ltd. Series 2016-6A, Class DR, 3.272% (3-Month USD Libor+300 basis points), 10/20/2028[4,5,7]	476,102

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	CFIP CLO Ltd. Series 2018-1A, Class E, 6.622% (3-Month USD Libor+635 basis points), 7/18/2031[4,5,7]	$444,057
	CIFC Funding Ltd.
756,000	Series 2018-1A, Class B, 1.672% (3-Month USD Libor+140 basis points), 4/18/2031[4,5,7]	736,182
3,500,000	Series 2013-3RA, Class A1, 1.244% (3-Month USD Libor+98 basis points), 4/24/2031[4,5,7]	3,451,875
500,000	Series 2019-5A, Class D, 7.115% (3-Month USD Libor+684 basis points), 10/15/2032[4,5,7]	487,598
	Citigroup Mortgage Loan Trust
832,695	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[4,7,8]	849,157
496,901	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[4,7,8]	505,674
	CNH Equipment Trust
298,805	Series 2019-B, Class A2, 2.550%, 9/15/2022[4]	300,206
1,695,000	Series 2020-A, Class A2, 1.080%, 7/17/2023[4]	1,704,333
1,250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 5.673% (3-Month USD Libor+540 basis points), 4/17/2030[4,5,7]	1,093,039
1,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.922% (3-Month USD Libor+565 basis points), 7/20/2028[4,5,7]	1,317,832
7,125,000	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[4,7]	7,125,278
	DLL LLC
549,492	Series 2019-DA1, Class A2, 2.790%, 11/22/2021[4,7]	550,306
1,270,000	Series 2019-DA1, Class A3, 2.890%, 4/20/2023[4,7]	1,291,820
	Dryden CLO Ltd.
1,250,000	Series 2020-86A, Class E, 6.894% (3-Month USD Libor+666 basis points), 7/17/2030[4,5,7]	1,204,979
250,000	Series 2018-64A, Class F, 7.422% (3-Month USD Libor+715 basis points), 4/18/2031[4,5,7]	179,889
1,000,000	Series 2018-57A, Class D, 2.830% (3-Month USD Libor+255 basis points), 5/15/2031[4,5,7]	919,769
1,550,000	Series 2019-72A, Class D, 3.980% (3-Month USD Libor+370 basis points), 5/15/2032[4,5,7]	1,535,905
2,800,000	Series 2019-68A, Class A, 1.585% (3-Month USD Libor+131 basis points), 7/15/2032[4,5,7]	2,793,761
	Dryden Senior Loan Fund
1,505,000	Series 2012-25A, Class DRR, 3.275% (3-Month USD Libor+300 basis points), 10/15/2027[4,5,7]	1,399,921

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,100,000	Series 2017-54A, Class E, 6.472% (3-Month USD Libor+620 basis points), 10/19/2029[4,5,7]	$993,859
875,000	Series 2017-50A, Class E, 6.535% (3-Month USD Libor+626 basis points), 7/15/2030[4,5,7]	808,749
1,000,000	Series 2016-45A, Class DR, 3.425% (3-Month USD Libor+315 basis points), 10/15/2030[4,5,7]	980,830
500,000	Series 2016-45A, Class ER, 6.125% (3-Month USD Libor+585 basis points), 10/15/2030[4,5,7]	448,978
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.772% (3-Month USD Libor+250 basis points), 1/20/2030[4,5,7]	1,408,369
250,000	Series 2014-1RA, Class E, 5.975% (3-Month USD Libor+570 basis points), 7/15/2030[4,5,7]	220,568
1,000,000	Series 2018-1A, Class D, 3.475% (3-Month USD Libor+320 basis points), 10/15/2030[4,5,7]	980,551
2,000,000	Series 2019-1A, Class E, 7.025% (3-Month USD Libor+675 basis points), 4/15/2031[4,5,7]	1,985,200
405,800	FDIC Guaranteed Notes Trust Series 2010-S4, Class A, 0.876% (1-Month USD Libor+72 basis points), 12/4/2020[4,5,7]	405,542
3,500,000	Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.980%, 6/15/2022[4]	3,566,231
1,031,561	Ford Credit Auto Owner Trust Series 2017-C, Class A3, 2.010%, 3/15/2022[4]	1,034,966
	GM Financial Automobile Leasing Trust
160,752	Series 2019-2, Class A2A, 2.670%, 6/21/2021[4]	160,956
2,200,000	Series 2020-2, Class A2A, 0.710%, 10/20/2022[4]	2,206,802
	GM Financial Consumer Automobile Receivables Trust
896,537	Series 2017-3A, Class A3, 1.970%, 5/16/2022[4,7]	899,541
2,061,460	Series 2019-4, Class A2A, 1.840%, 11/16/2022[4]	2,073,376
2,061,757	Series 2020-1, Class A2, 1.830%, 1/17/2023[4]	2,072,829
1,058,155	Series 2020-2, Class A2A, 1.500%, 3/16/2023[4]	1,064,891
6,500,000	Series 2020-3, Class A2, 0.350%, 7/17/2023[4]	6,503,900
2,459,441	Series 2018-4, Class A3, 3.210%, 10/16/2023[4]	2,515,399
500,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class ER2, 5.930% (3-Month USD Libor+566 basis points), 10/29/2029[4,5,7]	446,506
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.775% (3-Month USD Libor+250 basis points), 4/15/2031[4,5,7]	1,762,939

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Harriman Park CLO Ltd. Series 2020-1A, Class D, 4.775% (3-Month USD Libor+364 basis points), 4/20/2031[4,5,7]	$1,253,644
	Highbridge Loan Management Ltd.
850,000	Series 7A-2015, Class CR, 1.980% (3-Month USD Libor+170 basis points), 3/15/2027[4,5,7]	819,194
1,100,000	Series 7A-2015, Class DR, 2.680% (3-Month USD Libor+240 basis points), 3/15/2027[4,5,7]	1,013,000
500,000	Series 2013-2A, Class DR, 6.872% (3-Month USD Libor+660 basis points), 10/20/2029[4,5,7]	427,432
1,000,000	Series 5A-2015, Class DRR, 3.425% (3-Month USD Libor+315 basis points), 10/15/2030[4,5,7]	891,737
1,000,000	Series 5A-2015, Class ERR, 6.275% (3-Month USD Libor+600 basis points), 10/15/2030[4,5,7]	817,977
1,000,000	Series 6A-2015, Class CR, 2.749% (3-Month USD Libor+250 basis points), 2/5/2031[4,5,7]	895,000
600,000	Home Partners of America Trust Series 2017-1, Class C, 1.701% (1-Month USD Libor+155 basis points), 7/17/2034[5,7]	600,683
	Honda Auto Receivables Owner Trust
450,341	Series 2019-1, Class A2, 2.750%, 9/20/2021[4]	451,468
7,200,000	Series 2020-1, Class A2, 1.630%, 10/21/2022[4]	7,256,563
1,385,000	Series 2020-2, Class A2, 0.740%, 11/15/2022[4]	1,388,933
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.275% (3-Month USD Libor+300 basis points), 10/15/2030[4,5,7]	1,138,291
500,000	Series 15A-19, Class E, 6.858% (3-Month USD Libor+660 basis points), 7/22/2032[4,5,7]	467,691
	Hyundai Auto Lease Securitization Trust
699,361	Series 2019-B, Class A2, 2.080%, 12/15/2021[4,7]	702,399
2,976,105	Series 2020-A, Class A2, 1.900%, 5/16/2022[4,7]	2,997,643
1,350,000	John Deere Owner Trust Series 2020-B, Class A2, 0.410%, 3/15/2023[4]	1,351,380
500,000	Limerock CLO LLC Series 2014-3A, Class D, 5.422% (3-Month USD Libor+515 basis points), 10/20/2026[4,5,7]	431,281
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 3.972% (3-Month USD Libor+370 basis points), 4/20/2026[4,5,7]	496,271
825,000	Series 2015-19A, Class CR, 2.408% (3-Month USD Libor+215 basis points), 1/22/2028[4,5,7]	782,253

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2015-19A, Class DR, 4.608% (3-Month USD Libor+435 basis points), 1/22/2028[4,5,7]	$1,685,115
1,000,000	Series 2018-27A, Class C, 2.872% (3-Month USD Libor+260 basis points), 4/20/2030[4,5,7]	923,819
3,880,000	Series 2015-17A, Class AR, 1.491% (3-Month USD Libor+122 basis points), 7/21/2030[4,5,7]	3,858,668
2,250,000	Series 2019-36A, Class D, 4.025% (3-Month USD Libor+375 basis points), 1/15/2033[4,5,7]	2,233,732
	Magnetite Ltd.
579,000	Series 2015-16A, Class C1R, 1.872% (3-Month USD Libor+160 basis points), 1/18/2028[4,5,7]	566,338
1,250,000	Series 2015-16A, Class DR, 2.422% (3-Month USD Libor+215 basis points), 1/18/2028[4,5,7]	1,189,507
1,250,000	Series 2019-22A, Class D, 3.925% (3-Month USD Libor+365 basis points), 4/15/2031[4,5,7]	1,249,243
500,000	Series 2019-22A, Class E, 7.025% (3-Month USD Libor+675 basis points), 4/15/2031[4,5,7]	483,303
1,500,000	Series 2016-17A, Class DR, 3.172% (3-Month USD Libor+290 basis points), 7/20/2031[4,5,7]	1,449,655
250,000	Series 2015-12A, Class DR, 3.275% (3-Month USD Libor+300 basis points), 10/15/2031[4,5,7]	242,762
750,000	Series 2020-28A, Class E, 0.000% (3-Month USD Libor+708 basis points), 10/25/2031[4,5,7]	742,500
1,000,000	Series 2019-24A, Class E, 7.225% (3-Month USD Libor+695 basis points), 1/15/2033[4,5,7]	982,820
2,000,000	Mariner CLO LLC Series 2016-3A, Class DR2, 3.156% (3-Month USD Libor+290 basis points), 7/23/2029[4,5,7]	1,916,329
3,000,000	Mercedes-Benz Auto Lease Trust Series 2020-B, Class A2, 0.310%, 2/15/2023[4]	2,999,648
	MMAF Equipment Finance LLC
589,694	Series 2017-AA, Class A3, 2.040%, 2/16/2022[4,7]	590,319
1,300,000	Series 2020-BA, Class A2, 0.380%, 8/14/2023[4,7]	1,300,122
1,950,000	Series 2020-A, Class A2, 0.740%, 4/9/2024[4,7]	1,957,238
	Mountain View CLO LLC
2,800,000	Series 2016-1A, Class AR, 1.628% (3-Month USD Libor+136 basis points), 4/14/2033[4,5,7]	2,759,335
2,500,000	Series 2016-1A, Class DR, 3.968% (3-Month USD Libor+370 basis points), 4/14/2033[4,5,7]	2,283,781
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 2.116% (3-Month USD Libor+185 basis points), 10/13/2027[4,5,7]	479,453

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Series 2019-1A, Class D, 4.325% (3-Month USD Libor+405 basis points), 4/15/2029[4,5,7]	$1,228,791
3,625,000	Series 2019-2A, Class D, 4.645% (3-Month USD Libor+437 basis points), 1/15/2033[4,5,7]	3,629,364
	Nationstar HECM Loan Trust
500,223	Series 2019-1A, Class A, 2.651%, 6/25/2029[4,7,8]	502,534
1,269,856	Series 2019-2A, Class A, 2.272%, 11/26/2029[4,7,8]	1,275,354
	Neuberger Berman CLO Ltd.
2,150,000	Series 2017-16SA, Class D, 2.775% (3-Month USD Libor+250 basis points), 1/15/2028[4,5,7]	2,075,276
750,000	Series 2014-18A, Class CR2, 3.271% (3-Month USD Libor+300 basis points), 10/21/2030[4,5,7]	698,723
1,000,000	Series 2014-18A, Class DR2, 6.191% (3-Month USD Libor+592 basis points), 10/21/2030[4,5,7]	913,197
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class D, 2.875% (3-Month USD Libor+260 basis points), 1/15/2030[4,5,7]	1,418,667
500,000	Series 2018-27A, Class E, 5.475% (3-Month USD Libor+520 basis points), 1/15/2030[4,5,7]	438,469
500,000	Series 2018-30A, Class E, 7.022% (3-Month USD Libor+675 basis points), 1/20/2031[4,5,7]	483,638
1,000,000	Series 2018-29A, Class E, 5.872% (3-Month USD Libor+560 basis points), 10/19/2031[4,5,7]	892,069
2,000,000	Series 2020-38A, Class E, 0.000% (3-Month USD Libor+750 basis points), 10/20/2032[4,5,7]	2,000,000
1,250,000	Series 2019-35A, Class D, 3.972% (3-Month USD Libor+370 basis points), 1/19/2033[4,5,7]	1,251,477
1,000,000	Series 2019-34A, Class D, 4.472% (3-Month USD Libor+420 basis points), 1/20/2033[4,5,7]	1,002,745
1,000,000	Series 2020-36A, Class D, 5.325% (3-Month USD Libor+415 basis points), 4/20/2033[4,5,7]	1,001,119
1,198,345	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[4,7,8]	1,223,298
	Newark BSL CLO Ltd.
1,000,000	Series 2016-1A, Class CR, 3.245% (3-Month USD Libor+300 basis points), 12/21/2029[4,5,7]	963,338
500,000	Series 2017-1A, Class A1, 1.515% (3-Month USD Libor+127 basis points), 7/25/2030[4,5,7]	498,126
2,725,000	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[4]	2,775,903
	Nissan Auto Receivables Owner Trust
312,191	Series 2017-C, Class A3, 2.120%, 4/18/2022[4]	313,631

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2020-A, Class A2, 1.450%, 12/15/2022[4]	$2,013,024
	OBX Trust
3,449,259	Series 2018-EXP1, Class 2A1, 0.998% (1-Month USD Libor+85 basis points), 4/25/2048[4,5,7]	3,462,269
2,557,004	Series 2020-INV1, Class A11, 1.048% (1-Month USD Libor+90 basis points), 12/25/2049[4,5,7]	2,557,927
491,634	Series 2019-EXP1, Class 2A1A, 1.098% (1-Month USD Libor+95 basis points), 1/25/2059[4,5,7]	491,332
448,170	Series 2019-EXP2, Class 2A1A, 1.048% (1-Month USD Libor+90 basis points), 6/25/2059[4,5,7]	448,825
	Octagon Investment Partners Ltd.
500,000	Series 2017-1A, Class E, 6.572% (3-Month USD Libor+630 basis points), 7/20/2030[4,5,7]	452,618
750,000	Series 2020-2A, Class D, 4.849% (3-Month USD Libor+460 basis points), 7/15/2033[4,5,7]	751,812
	OHA Credit Funding Ltd.
1,000,000	Series 2019-2A, Class D, 4.271% (3-Month USD Libor+400 basis points), 4/21/2031[4,5,7]	1,000,320
1,000,000	Series 2019-2A, Class E, 5.771% (3-Month USD Libor+550 basis points), 4/21/2031[4,5,7]	867,510
750,000	OHA Credit Partners Ltd. Series 2015-11A, Class DR, 3.222% (3-Month USD Libor+295 basis points), 1/20/2032[4,5,7]	712,501
436,140	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[4,7]	439,309
1,250,000	Regatta Funding Ltd. Series 2019-2A, Class D, 4.175% (3-Month USD Libor+390 basis points), 1/15/2033[4,5,7]	1,237,390
	Riserva Clo Ltd.
2,000,000	Series 2016-3A, Class AR, 1.412% (3-Month USD Libor+114 basis points), 10/18/2028[4,5,7]	1,995,747
800,000	Series 2016-3A, Class ER, 6.622% (3-Month USD Libor+635 basis points), 10/18/2028[4,5,7]	752,139
1,000,000	Riserva CLO Ltd. Series 2016-3A, Class DR, 3.722% (3-Month USD Libor+345 basis points), 10/18/2028[4,5,7]	978,680
	Rockford Tower CLO Ltd.
2,000,000	Series 2017-3A, Class A, 1.462% (3-Month USD Libor+119 basis points), 10/20/2030[4,5,7]	1,988,300
2,000,000	Series 2018-1A, Class A, 1.353% (3-Month USD Libor+110 basis points), 5/20/2031[4,5,7]	1,982,064

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2019-1A, Class E, 6.632% (3-Month USD Libor+636 basis points), 4/20/2032[4,5,7]	$1,761,324
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2018-1A, Class D, 3.970% (3-Month USD Libor+370 basis points), 1/29/2032[4,5,7]	985,022
1,000,000	Series 2018-1A, Class E, 6.870% (3-Month USD Libor+660 basis points), 1/29/2032[4,5,7]	912,632
1,750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class A, 1.505% (3-Month USD Libor+123 basis points), 7/15/2030[4,5,7]	1,745,926
	Tesla Auto Lease Trust
1,301,178	Series 2020-A, Class A1, 0.215%, 8/20/2021[4,7]	1,301,138
1,993,245	Series 2019-A, Class A2, 2.130%, 4/20/2022[4,7]	2,015,791
2,550,000	Series 2020-A, Class A2, 0.550%, 5/22/2023[4,7]	2,554,534
1,765,000	THL Credit Wind River Clo Ltd. Series 2017-3A, Class A, 1.525% (3-Month USD Libor+125 basis points), 10/15/2030[4,5,7]	1,758,926
	TICP CLO Ltd.
1,000,000	Series 2017-8A, Class D, 6.822% (3-Month USD Libor+655 basis points), 10/20/2030[4,5,7]	931,479
750,000	Series 2016-5A, Class ER, 6.023% (3-Month USD Libor+575 basis points), 7/17/2031[4,5,7]	669,378
750,000	Series 2020-15A, Class A, 2.915% (3-Month USD Libor+128 basis points), 4/20/2033[4,5,7]	748,095
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.172% (3-Month USD Libor+290 basis points), 4/20/2031[4,5,7]	911,027
	Volkswagen Auto Loan Enhanced Trust
4,989,738	Series 2018-1, Class A3, 3.020%, 11/21/2022[4]	5,065,173
3,245,000	Series 2020-1, Class A2A, 0.930%, 12/20/2022[4]	3,256,530
	Voya CLO Ltd.
2,000,000	Series 2015-1A, Class CR, 2.622% (3-Month USD Libor+235 basis points), 1/18/2029[4,5,7]	1,707,811
750,000	Series 2013-1A, Class CR, 3.225% (3-Month USD Libor+295 basis points), 10/15/2030[4,5,7]	666,026
500,000	Series 2016-1A, Class DR, 5.522% (3-Month USD Libor+525 basis points), 1/20/2031[4,5,7]	401,398
1,000,000	Series 2013-2A, Class CR, 2.995% (3-Month USD Libor+275 basis points), 4/25/2031[4,5,7]	867,721
675,000	Series 2018-2A, Class E, 5.525% (3-Month USD Libor+525 basis points), 7/15/2031[4,5,7]	574,427

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2020-2A, Class E, 8.035% (3-Month USD Libor+785 basis points), 7/19/2031[4,5,7]	$2,006,275
1,000,000	Series 2018-3A, Class A1A, 1.425% (3-Month USD Libor+115 basis points), 10/15/2031[4,5,7]	998,197
500,000	Series 2018-3A, Class D, 3.275% (3-Month USD Libor+300 basis points), 10/15/2031[4,5,7]	470,289
1,000,000	Series 2018-4A, Class D, 3.875% (3-Month USD Libor+360 basis points), 1/15/2032[4,5,7]	990,148
1,750,000	Series 2018-4A, Class E, 6.575% (3-Month USD Libor+630 basis points), 1/15/2032[4,5,7]	1,596,429
471,557	West CLO Ltd. Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[4,7]	471,842
1,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.672% (3-Month USD Libor+640 basis points), 7/20/2028[4,5,7]	949,881
	World Omni Auto Receivables Trust
5,097	Series 2018-D, Class A2A, 3.010%, 4/15/2022[4]	5,102
487,183	Series 2019-B, Class A2, 2.630%, 6/15/2022[4]	488,874
1,440,885	Series 2017-A, Class A3, 1.930%, 9/15/2022[4]	1,448,235
2,931,931	Series 2020-A, Class A2, 1.710%, 11/15/2022[4]	2,963,261
3,700,000	Series 2020-B, Class A2A, 0.550%, 7/17/2023[4]	3,707,400
5,000,000	Series 2020-C, Class A2, 0.350%, 12/15/2023[4]	5,002,360
	World Omni Automobile Lease Securitization Trust
1,005,656	Series 2019-B, Class A2A, 2.050%, 7/15/2022[4]	1,013,298
2,250,000	Series 2019-B, Class A3, 2.030%, 11/15/2022[4]	2,296,586
3,750,000	Series 2018-B, Class A4, 3.300%, 3/15/2024[4]	3,812,415
	York CLO Ltd.
2,375,000	Series 2016-1A, Class AR, 1.522% (3-Month USD Libor+125 basis points), 10/20/2029[4,5,7]	2,368,458
1,250,000	Series 2016-1A, Class DR, 3.872% (3-Month USD Libor+360 basis points), 10/20/2029[4,5,7]	1,249,628
1,000,000	Series 2016-1A, Class ER, 6.672% (3-Month USD Libor+640 basis points), 10/20/2029[4,5,7]	904,618
2,000,000	Series 2015-1A, Class AR, 1.408% (3-Month USD Libor+115 basis points), 1/22/2031[4,5,7]	1,986,000
2,000,000	Series 2018-1A, Class D, 3.608% (3-Month USD Libor+335 basis points), 10/22/2031[4,5,7]	1,983,557
2,625,000	Series 2019-1A, Class A1, 1.608% (3-Month USD Libor+135 basis points), 7/22/2032[4,5,7]	2,618,445

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Series 2019-1A, Class D, 4.258% (3-Month USD Libor+400 basis points), 7/22/2032[4,5,7]	$1,253,123
	Total Asset-Backed Securities
	(Cost $293,255,890)	294,227,638
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 1.232% (1-Month USD Libor+108 basis points), 9/15/2034[4,5,7]	1,990,086
1,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.475% (3-Month USD Libor+520 basis points), 1/15/2028[4,5,7]	907,513
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.108% (1-Month USD Libor+95.6 basis points), 11/25/2034[5,7]	2,481,369
2,000,000	Series 2017-DELC, Class A, 1.002% (1-Month USD Libor+85 basis points), 8/15/2036[5,7]	1,947,162
1,548,000	Series 2018-TALL, Class A, 0.874% (1-Month USD Libor+72.2 basis points), 3/15/2037[5,7]	1,491,340
1,000,000	Series 2018-TALL, Class B, 1.123% (1-Month USD Libor+97.1 basis points), 3/15/2037[5,7]	952,559
2,752,964	BX Commercial Mortgage Trust Series 2019-XL, Class B, 1.232% (1-Month USD Libor+108 basis points), 10/15/2036[5,7]	2,754,621
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 0.982% (1-Month USD Libor+83 basis points), 12/15/2036[4,5,7]	1,155,635
2,000,000	Series 2019-SST2, Class A, 1.072% (1-Month USD Libor+92 basis points), 12/15/2036[4,5,7]	1,969,266
750,000	Series 2018-TBR, Class B, 1.302% (1-Month USD Libor+115 basis points), 12/15/2036[4,5,7]	708,923
	CORE Mortgage Trust
1,485,000	Series 2019-CORE, Class A, 1.032% (1-Month USD Libor+88 basis points), 12/15/2031[5,7]	1,478,748
1,100,000	Series 2019-CORE, Class B, 1.252% (1-Month USD Libor+110 basis points), 12/15/2031[5,7]	1,086,800
2,050,000	Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.132% (1-Month USD Libor+98 basis points), 5/15/2036[5,7]	2,051,956
1,495,000	CSMC 2017-TIME Series 2017-TIME, Class B, 3.775%, 11/13/2039[7,8]	1,188,525
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.715%, 5/28/2035[4,8]	810,287

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$118,162	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[4,7]	$119,554
1,838,990	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 1.109% (1-Month USD Libor+95 basis points), 7/5/2033[4,5,7]	1,789,751
59,087	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[4,8]	58,113
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[4,7,8]	510,808
	Total Commercial Mortgage-Backed Securities
	(Cost $25,770,567)	25,453,016
	CORPORATE — 30.4%
	BASIC MATERIALS — 2.1%
800,000	Clearwater Paper Corp. 4.750%, 8/15/2028[4,7]	803,500
2,705,000	Dow Chemical Co. 2.100%, 11/15/2030[4]	2,667,127
650,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027[4]	680,576
1,500,000	Huntsman International LLC 4.500%, 5/1/2029[4]	1,687,509
	Methanex Corp.
340,000	4.250%, 12/1/2024[4,6]	342,125
340,000	5.250%, 12/15/2029[4,6]	336,813
2,700,000	Mosaic Co. 4.250%, 11/15/2023[4]	2,932,632
1,370,000	Nucor Corp. 2.700%, 6/1/2030[4]	1,473,653
255,000	OCI N.V. 4.625%, 10/15/2025[4,6,7]	255,000
1,500,000	Teck Resources Ltd. 3.900%, 7/15/2030[4,6,7]	1,572,216
750,000	Tronox, Inc. 6.500%, 5/1/2025[4,7]	781,406
		13,532,557
	COMMUNICATIONS — 2.7%
	Alphabet, Inc.
1,345,000	0.800%, 8/15/2027[4]	1,336,177
680,000	1.100%, 8/15/2030[4]	674,841
510,000	Cablevision Lightpath LLC 3.875%, 9/15/2027[4,7]	510,956

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$1,500,000	CenturyLink, Inc. 4.000%, 2/15/2027[4,7]	$1,525,920
350,000	Cox Communications, Inc. 1.800%, 10/1/2030[4,7]	345,639
1,180,000	Fox Corp. 3.050%, 4/7/2025[4]	1,293,759
2,030,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	2,030,000
700,000	Lamar Media Corp. 3.750%, 2/15/2028[4,7]	697,813
1,500,000	Match Group, Inc. 4.625%, 6/1/2028[4,7]	1,547,812
255,000	Nexstar Broadcasting, Inc. 4.750%, 11/1/2028[4,7]	260,738
750,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[4,7]	724,687
1,000,000	Sirius XM Radio, Inc. 5.500%, 7/1/2029[4,7]	1,077,075
1,500,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 9/20/2029[7]	1,770,937
95,000	Switch Ltd. 3.750%, 9/15/2028[4,7]	96,188
680,000	T-Mobile USA, Inc. 2.550%, 2/15/2031[4,7]	705,384
750,000	Twitter, Inc. 3.875%, 12/15/2027[4,7]	784,406
1,000,000	ViaSat, Inc. 6.500%, 7/15/2028[4,7]	1,002,995
1,003,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[4,6,7]	1,078,265
		17,463,592
	CONSUMER, CYCLICAL — 5.9%
810,000	American Honda Finance Corp. 0.650%, 9/8/2023	810,070
950,000	BMW U.S. Capital LLC 3.150%, 4/18/2024[4,7]	1,019,189
1,700,000	BorgWarner, Inc. 2.650%, 7/1/2027[4]	1,796,851
1,600,000	Choice Hotels International, Inc. 3.700%, 1/15/2031[4]	1,686,760

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$345,000	Cummins, Inc. 1.500%, 9/1/2030[4]	$343,399
700,000	Daimler Finance North America LLC 2.550%, 8/15/2022[7]	723,596
750,000	Dana, Inc. 5.625%, 6/15/2028[4]	775,601
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
745,000	4.500%, 10/20/2025[6,7]	765,201
1,000,000	4.750%, 10/20/2028[6,7]	1,038,983
620,000	DR Horton, Inc. 1.400%, 10/15/2027[4]	616,878
	Ford Motor Co.
1,160,000	9.000%, 4/22/2025[4]	1,331,442
730,000	9.625%, 4/22/2030[4]	943,784
	General Motors Co.
1,400,000	6.125%, 10/1/2025[4]	1,628,446
895,000	5.000%, 10/1/2028[4]	1,007,842
780,000	General Motors Financial Co., Inc. 1.700%, 8/18/2023	783,473
800,000	Harley-Davidson Financial Services, Inc. 3.350%, 6/8/2025[4,7]	837,957
580,000	Hyundai Capital America 1.217% (3-Month USD Libor+94 basis points), 7/8/2021[5,7]	580,512
1,000,000	International Game Technology PLC 5.250%, 1/15/2029[4,6,7]	1,012,855
180,000	KB Home 4.800%, 11/15/2029[4]	198,788
750,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[4,7]	744,836
1,005,000	Magna International, Inc. 2.450%, 6/15/2030[4,6]	1,059,638
620,000	Michaels Stores, Inc. 4.750%, 10/1/2027[4,7]	615,738
650,000	Nordstrom, Inc. 8.750%, 5/15/2025[4,7]	712,524
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	116,022
1,950,000	Ross Stores, Inc. 4.700%, 4/15/2027[4]	2,303,110

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	Sally Holdings LLC / Sally Capital, Inc.
$180,000	8.750%, 4/30/2025[4,7]	$197,775
770,000	5.625%, 12/1/2025[4]	781,662
445,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[4,7]	444,722
	Starbucks Corp.
1,750,000	1.300%, 5/7/2022	1,773,622
2,500,000	2.550%, 11/15/2030[4]	2,650,923
90,000	Taylor Morrison Communities, Inc. 5.125%, 8/1/2030[4,7]	96,469
2,026,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	2,129,119
750,000	TRI Pointe Group, Inc. 5.250%, 6/1/2027[4]	803,295
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[4,7]	1,062,500
770,000	VF Corp. 2.400%, 4/23/2025[4]	817,489
	Volkswagen Group of America Finance LLC
2,340,000	3.875%, 11/13/2020[7]	2,349,063
545,000	2.700%, 9/26/2022[7]	565,314
750,000	Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/2026[4,7]	764,531
		37,889,979
	CONSUMER, NON-CYCLICAL — 5.3%
1,260,000	AbbVie, Inc. 2.300%, 11/21/2022[7]	1,304,381
750,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 2/15/2028[4,7]	801,892
1,242,857	Amgen, Inc. 3.875%, 11/15/2021[4]	1,279,175
750,000	ASGN, Inc. 4.625%, 5/15/2028[4,7]	754,357
2,500,000	Avery Dennison Corp. 2.650%, 4/30/2030[4]	2,672,380
500,000	Becton, Dickinson and Co. 3.125%, 11/8/2021	514,153
505,000	Biogen, Inc. 2.250%, 5/1/2030[4]	516,369

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,650,000	Block Financial LLC 3.875%, 8/15/2030[4]	$1,660,773
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[4]	2,828,576
335,000	Centene Corp. 3.000%, 10/15/2030[4]	341,700
1,365,000	CVS Health Corp. 1.300%, 8/21/2027[4]	1,346,357
1,000,000	DaVita, Inc. 3.750%, 2/15/2031[4,7]	966,050
825,000	Emergent BioSolutions, Inc. 3.875%, 8/15/2028[4,7]	830,305
1,395,000	Fresenius Medical Care U.S. Finance III, Inc. 2.375%, 2/16/2031[4,7]	1,380,976
415,000	General Mills, Inc. 4.000%, 4/17/2025[4]	471,397
1,500,000	HCA, Inc. 3.500%, 9/1/2030[4]	1,530,369
2,500,000	Ingredion, Inc. 2.900%, 6/1/2030[4]	2,718,357
	Johnson & Johnson
345,000	0.550%, 9/1/2025[4]	345,465
690,000	0.950%, 9/1/2027[4]	691,121
1,665,000	1.300%, 9/1/2030[4]	1,682,854
370,000	Mars, Inc. 1.625%, 7/16/2032[4,7]	367,344
495,000	McKesson Corp. 3.650%, 11/30/2020	497,694
1,495,000	Perrigo Finance Unlimited Co. 3.150%, 6/15/2030[4,6]	1,553,719
685,000	Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/2030[4]	669,062
	Royalty Pharma PLC
635,000	1.200%, 9/2/2025[4,6,7]	633,744
1,005,000	2.200%, 9/2/2030[4,6,7]	1,001,342
400,000	Unilever Capital Corp. 0.375%, 9/14/2023	400,870
330,000	United Rentals, Inc. 3.875%, 2/15/2031[4]	335,569
695,000	Universal Health Services, Inc. 2.650%, 10/15/2030[4,7]	693,624

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,450,000	Zimmer Biomet Holdings, Inc. 3.550%, 4/1/2025[4]	$2,710,631
		33,500,606
	ENERGY — 2.2%
1,475,000	BP Capital Markets America, Inc. 4.742%, 3/11/2021	1,503,164
130,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[4,7]	133,656
	Enable Midstream Partners LP
650,000	4.950%, 5/15/2028[4]	638,020
340,000	4.150%, 9/15/2029[4]	315,488
1,600,000	Enterprise Products Operating LLC 2.800%, 1/31/2030[4]	1,697,936
485,000	Marathon Petroleum Corp. 4.700%, 5/1/2025[4]	548,227
	MPLX LP
345,000	1.750%, 3/1/2026[4]	344,836
2,500,000	2.650%, 8/15/2030[4]	2,457,005
710,000	Plains All American Pipeline LP / PAA Finance Corp. 3.550%, 12/15/2029[4]	688,343
2,775,000	Schlumberger Finance Canada Ltd. 2.200%, 11/20/2020[6,7]	2,782,287
2,800,000	Valero Energy Corp. 2.850%, 4/15/2025[4]	2,937,239
		14,046,201
	FINANCIAL — 1.7%
1,490,000	Affiliated Managers Group, Inc. 3.300%, 6/15/2030[4]	1,594,784
1,750,000	Bank of America Corp. 2.738% (3-Month USD Libor+37 basis points), 1/23/2022[4,8]	1,762,507
840,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[4,7]	884,991
750,000	Diversified Healthcare Trust 9.750%, 6/15/2025[4]	840,120
800,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.250%, 5/15/2026[4]	835,872
	Iron Mountain, Inc.
175,000	5.000%, 7/15/2028[4,7]	179,592
825,000	5.250%, 7/15/2030[4,7]	861,609

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$1,500,000	MPT Operating Partnership LP / MPT Finance Corp. 4.625%, 8/1/2029[4]	$1,563,285
345,000	Prologis LP 1.250%, 10/15/2030[4]	337,231
2,025,000	Public Storage 2.370%, 9/15/2022[4]	2,096,667
		10,956,658
	INDUSTRIAL — 5.0%
750,000	Amsted Industries, Inc. 4.625%, 5/15/2030[4,7]	775,781
1,340,000	Ball Corp. 2.875%, 8/15/2030[4]	1,326,600
700,000	Berry Global, Inc. 4.500%, 2/15/2026[4,7]	708,313
2,500,000	Carrier Global Corp. 2.722%, 2/15/2030[4,7]	2,616,870
750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[4,7]	779,393
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,492,216
1,950,000	CRH America, Inc. 5.750%, 1/15/2021	1,979,100
	FedEx Corp.
1,500,000	3.400%, 1/14/2022	1,555,401
2,750,000	3.800%, 5/15/2025[4]	3,110,781
3,120,000	Flex Ltd. 4.875%, 5/12/2030[4,6]	3,567,708
505,000	FLIR Systems, Inc. 2.500%, 8/1/2030[4]	517,513
760,000	Graphic Packaging International LLC 3.500%, 3/1/2029[4,7]	766,175
1,003,000	Hillenbrand, Inc. 5.750%, 6/15/2025[4]	1,076,344
655,000	Howmet Aerospace, Inc. 5.125%, 10/1/2024[4]	691,025
475,000	JELD-WEN, Inc. 6.250%, 5/15/2025[4,7]	508,250
1,134,000	Martin Marietta Materials, Inc. 2.500%, 3/15/2030[4]	1,182,588
1,250,000	Owens Corning 3.875%, 6/1/2030[4]	1,416,837

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$750,000	Owens-Brockway Glass Container, Inc. 6.625%, 5/13/2027[4,7]	$813,750
1,500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[4,7]	1,549,326
685,000	Republic Services, Inc. 1.450%, 2/15/2031[4]	676,633
320,000	Sensata Technologies, Inc. 3.750%, 2/15/2031[4,7]	318,800
	Standard Industries, Inc.
180,000	4.375%, 7/15/2030[4,7]	184,824
1,500,000	3.375%, 1/15/2031[4,7]	1,483,305
	Summit Materials LLC / Summit Materials Finance Corp.
562,000	6.500%, 3/15/2027[4,7]	600,531
375,000	5.250%, 1/15/2029[4,7]	391,172
225,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[4,7]	227,813
	WESCO Distribution, Inc.
135,000	7.125%, 6/15/2025[4,7]	147,234
180,000	7.250%, 6/15/2028[4,7]	197,474
		31,661,757
	TECHNOLOGY — 2.7%
140,000	Analog Devices, Inc. 2.950%, 4/1/2025[4]	152,395
500,000	Apple, Inc. 1.125%, 5/11/2025[4]	512,360
95,000	Black Knight InfoServ LLC 3.625%, 9/1/2028[4,7]	96,188
95,000	Booz Allen Hamilton, Inc. 3.875%, 9/1/2028[4,7]	97,700
783,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 1/31/2026[4,7]	798,171
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[4]	3,064,330
2,750,000	Hewlett Packard Enterprise Co. 4.650%, 10/1/2024[4]	3,113,110
	Infor, Inc.
270,000	1.450%, 7/15/2023[4,7]	273,879
270,000	1.750%, 7/15/2025[4,7]	278,527
1,500,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[4,6]	1,620,183

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	Microchip Technology, Inc.
$755,000	2.670%, 9/1/2023[7]	$782,114
810,000	4.250%, 9/1/2025[4,7]	841,338
	NCR Corp.
405,000	5.000%, 10/1/2028[4,7]	405,253
95,000	5.250%, 10/1/2030[4,7]	95,178
540,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/2025[4,6,7]	572,301
	Oracle Corp.
1,500,000	2.500%, 5/15/2022[4]	1,547,454
245,000	2.500%, 4/1/2025[4]	262,916
750,000	Qorvo, Inc. 4.375%, 10/15/2029[4]	798,165
1,000,000	Science Applications International Corp. 4.875%, 4/1/2028[4,7]	1,017,010
800,000	Seagate HDD Cayman 4.125%, 1/15/2031[4,6,7]	864,195
		17,192,767
	UTILITIES — 2.8%
	AES Corp.
1,650,000	3.300%, 7/15/2025[4,7]	1,760,938
400,000	3.950%, 7/15/2030[4,7]	442,734
2,500,000	American Electric Power Co., Inc. 2.300%, 3/1/2030[4]	2,579,392
2,090,000	Berkshire Hathaway Energy Co. 4.050%, 4/15/2025[4,7]	2,389,012
750,000	Calpine Corp. 4.500%, 2/15/2028[4,7]	769,365
2,880,000	Dominion Energy, Inc. 2.715%, 8/15/2021[9]	2,933,963
750,000	DPL, Inc. 4.350%, 4/15/2029[4]	801,686
1,600,000	Entergy Mississippi LLC 3.100%, 7/1/2023[4]	1,698,250
1,400,000	Exelon Generation Co. LLC 3.250%, 6/1/2025[4]	1,532,521
215,000	NRG Energy, Inc. 5.750%, 1/15/2028[4]	232,334

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$2,500,000	Southern Co. 3.700%, 4/30/2030[4]	$2,858,900
		17,999,095
	Total Corporate
	(Cost $188,790,483)	194,243,212
	U.S. GOVERNMENT — 4.3%
	United States Treasury Bill
8,400,000	0.142%, 10/8/2020	8,399,908
6,400,000	0.091%, 12/3/2020	6,398,995
13,000,000	0.118%, 12/31/2020	12,996,880
	Total U.S. Government
	(Cost $27,794,939)	27,795,783
	Total Bonds
	(Cost $535,611,879)	541,719,649
	COMMERCIAL PAPER — 4.4%
2,950,000	American Electric Power 0.152%, 11/2/2020	2,949,496
3,200,000	Bemis Company, Inc. 0.140%, 10/13/2020	3,199,814
4,500,000	Dominion Energy, Inc. 0.180%, 10/1/2020	4,499,982
2,000,000	Duke Energy Corp. 0.250%, 11/17/2020	1,999,474
4,500,000	Kingdom of Denmark 0.150%, 11/24/2020	4,499,428
	LVMH Moet Hennessy
4,500,000	0.200%, 11/16/2020	4,499,460
3,550,000	0.150%, 12/17/2020	3,549,102
3,000,000	Pfizer, Inc. 0.230%, 10/30/2020	2,999,814
	Total Commercial Paper
	(Cost $28,194,947)	28,196,570

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.4%
11,890,596	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[10]	$11,890,596
9,781,678	Federated Treasury Obligations Fund - Institutional Class, 0.02%[10]	9,781,678
	Total Short-Term Investments
	(Cost $21,672,274)	21,672,274
	TOTAL INVESTMENTS — 101.3%
	(Cost $641,496,218)	647,146,746
	Liabilities in Excess of Other Assets — (1.3)%	(8,484,649)
	TOTAL NET ASSETS — 100.0%	$638,662,097

Principal Amount
	SECURITIES SOLD SHORT — (11.5)%
	BONDS — (11.5)%
	U.S. GOVERNMENT — (11.5)%
	United States Treasury Note
$(14,200,000)	1.625%, 2/15/2026	(15,188,448)
(9,055,000)	0.625%, 3/31/2027	(9,170,659)
(3,059,100)	1.625%, 8/15/2029	(3,330,118)
(40,443,000)	1.500%, 2/15/2030	(43,627,886)
(2,000,000)	0.625%, 8/15/2030	(1,988,594)
	Total U.S. Government
	(Proceeds $72,786,252)	(73,305,705)
	Total Bonds
	(Proceeds $72,786,252)	(73,305,705)
	Total Securities Sold Short
	(Proceeds $72,786,252)	$(73,305,705)

[1]	All or a portion of the loan is unfunded.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Callable.
[5]	Floating rate security.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

[6]	Foreign security denominated in U.S. Dollars.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $281,188,572 which represents 44.03% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.